TrueShares Structured Outcome (April) ETF
Schedule of Investments
September 30, 2021 (Unaudited)

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS - 94.5%
Money Market Funds — 0.0% (e)
First American Treasury Obligations Fund - Class X, 0.01% (a)	1,748	$1,748
Total Money Market Funds (Cost $1,748)		1,748

U.S. Treasury Bills - 94.5%
0.04%, 03/10/2022 (c)(d)	4,981,000	4,980,114
Total U.S. Treasury Bills (Cost $4,980,557)		4,980,114
TOTAL SHORT-TERM INVESTMENTS (Cost $4,982,305)		4,981,862

	Number of Contracts (b)		Notional Value
PURCHASED OPTIONS - 7.9%
PURCHASED CALL OPTIONS - 7.9%
CBOE SPDR S&P 500 ETF Trust
Expiration: March 31, 2022, Exercise Price: $401	95	415,436	$4,076,830
TOTAL PURCHASED OPTIONS (Cost $303,054)		415,436

Total Investments (Cost $5,285,359) - 102.4%		5,397,298
Other assets and liabilities, net - (2.4)%		(128,304)
TOTAL NET ASSETS - 100.0%		$5,268,994

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
SPDR	Standard & Poor's Depositary Receipt
(a) The rate shown is the annualized seven-day yield at period end.
(b) Each contract has a multiplier of 100.
(c) The rate shown is the effective yield as of September 30, 2021.
(d) Designated as collateral for written options.
(e) Amount is less than 0.05%.

TrueShares Structured Outcome (April) ETF
Schedule of Written Options
September 30, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (2.4)%
WRITTEN PUT OPTIONS - (2.4)%
CBOE SPDR S&P 500 ETF Trust
Expiration: March 31, 2022, Exercise Price: $361	138	$124,790	$5,922,132
TOTAL WRITTEN OPTIONS (Premiums Received $275,134)		$124,790

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
SPDR	Standard & Poor's Depositary Receipt
(a) Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$1,748	$-	$-	$1,748
U.S. Treasury Bills	-	4,980,114	-	4,980,114
Purchased Call Options	-	415,436	-	415,436
Total Investments - Assets	$1,748	$5,395,550	$-	$5,397,298
Other Financial Instruments - Liabilities:
Written Put Options	$-	$124,790	$-	$124,790